Consolidated Statements of Earnings (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Interest and fees on loans	$ 66,177	$ 66,080	$ 66,031
Interest and dividends on securities:
Taxable securities	4,411	5,253	5,437
Exempt from Federal income taxes	603	464	420
Interest on loans held for sale	258	307	237
Interest on Federal funds sold	215	129	97
Interest and dividends on restricted equity securities	150	128	128
Total interest income	71,814	72,361	72,350
Interest expense:
Interest on negotiable order of withdrawal accounts	1,589	1,942	2,176
Interest on money market accounts and other savings accounts	2,407	2,705	2,966
Interest on certificates of deposit and individual retirement accounts	6,832	9,403	12,693
Interest on securities sold under repurchase agreements	50	56	53
Interest on Federal funds purchased	1	1	2
Total interest expense	10,879	14,107	17,890
Net interest income before provision for loan losses	60,935	58,254	54,460
Provision for loan losses	(2,177)	(9,528)	(8,678)
Net interest income after provision for loan losses	58,758	48,726	45,782
Non-interest income	15,204	16,035	14,476
Non-interest expense	(48,787)	(45,098)	(43,663)
Earnings before income taxes	25,175	19,663	16,595
Income taxes	9,306	7,515	6,545
Net earnings	$ 15,869	$ 12,148	$ 10,050
Basic earnings per common share	$ 2.12	$ 1.65	$ 1.38
Diluted earnings per common share	$ 2.12	$ 1.65	$ 1.38
Weighted average common shares outstanding:
Basic	7,472,373	7,360,485	7,280,907
Diluted	7,477,171	7,365,648	7,288,122